Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments
Gains (losses) recognized on derivative financial instruments were as follows:

Year Ended December 31,	2017	2016	Financial Statement Account
Non-designated foreign exchange contracts	$(27)	$33	Other items, net